Property, Plant and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2021 CNY (¥)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and equipment	¥ 9,698,118			¥ 7,546,438
Less: Accumulated depreciation	(3,585,788)			(2,470,028)
Less: Accumulated impairment	(79,827)			(80,182)
Total property, plant and equipment, net	6,032,503		$ 936,230	4,996,228
Depreciation expenses	1,141,287	¥ 760,614
Mold and tooling
Property, Plant and Equipment [Line Items]
Property and equipment	2,361,399			2,411,164
Charging & battery swap equipment
Property, Plant and Equipment [Line Items]
Property and equipment	1,698,730			721,583
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment	1,337,389			997,191
Building and constructions
Property, Plant and Equipment [Line Items]
Property and equipment	871,187			862,603
Construction in process
Property, Plant and Equipment [Line Items]
Property and equipment	829,359			177,457
Production facilities
Property, Plant and Equipment [Line Items]
Property and equipment	760,319			787,039
Computer and electronic equipment
Property, Plant and Equipment [Line Items]
Property and equipment	506,299			372,956
R&D equipment
Property, Plant and Equipment [Line Items]
Property and equipment	490,527			432,781
Purchased software
Property, Plant and Equipment [Line Items]
Property and equipment	434,186			409,445
Others
Property, Plant and Equipment [Line Items]
Property and equipment	¥ 408,723			¥ 374,219